Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Lessee Lease Description [Line Items]
Recognition of additional right-of-use asset and lease liability	$ 86,000	$ 86,000
Existence of option to extend	true	true
Lease option to extend, description	Some leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company’s sole discretion. In January 2024, the Company exercised its option to renew the facility lease in American Falls, Idaho for one year through December 31, 2024. The lease renewal resulted in recognition of additional right-of-use asset and lease liability of $86,000 on the condensed consolidated balance sheet. The Company subsequently terminated the facility lease in American Falls, Idaho effective July 2024.	Some leases (the Dallas and Davis offices, a warehouse, and a copy machine) include one or more options to renew, with renewal terms that can extend the lease term from one to six years. The exercise of lease renewal options is at the Company’s sole discretion. In January 2024, the Company exercised its option to renew the facility lease in American Falls, Idaho for one year through December 31, 2024. The lease renewal resulted in recognition of additional right-of-use asset and lease liability of $86,000 on the consolidated balance sheet. The Company subsequently terminated the facility lease in American Falls, Idaho effective July 2024.
Option to extend lease, term			1 year
Minimum [Member]
Lessee Lease Description [Line Items]
Option to extend lease, term	1 year	1 year
Maximum [Member]
Lessee Lease Description [Line Items]
Option to extend lease, term	5 years	6 years